Schedule of Investments (unaudited)	iShares® Morningstar Mid-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Axon Enterprise Inc.(a)	6,777	$746,758
HEICO Corp.(b)	4,073	642,353
HEICO Corp., Class A	7,152	913,167
Howmet Aerospace Inc.	36,048	1,338,462
Huntington Ingalls Industries Inc.	3,841	832,883
Textron Inc.	20,527	1,347,392
TransDigm Group Inc.(a)	4,963	3,088,673
		8,909,688
Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	12,146	1,344,562
Expeditors International of Washington Inc.	16,010	1,701,063
GXO Logistics Inc.(a)	9,763	468,624
		3,514,249
Airlines — 0.8%
American Airlines Group Inc.(a)(b)	62,072	851,007
Delta Air Lines Inc.(a)	61,413	1,952,933
Southwest Airlines Co.(a)	56,785	2,164,644
United Airlines Holdings Inc.(a)	31,182	1,145,939
		6,114,523
Auto Components — 0.7%
Aptiv PLC(a)	25,934	2,720,217
BorgWarner Inc.	22,928	881,811
Gentex Corp.	22,405	632,269
Lear Corp.	5,720	864,521
		5,098,818
Automobiles — 0.2%
Lucid Group Inc.(a)(b)	54,120	987,690
Rivian Automotive Inc., Class A(a)(b)	15,338	526,093
		1,513,783
Banks — 3.4%
Citizens Financial Group Inc.	46,864	1,779,426
Comerica Inc.	12,518	973,525
Commerce Bancshares Inc.	10,576	734,926
Cullen/Frost Bankers Inc.	5,478	714,331
East West Bancorp. Inc.	13,560	973,337
Fifth Third Bancorp.	65,681	2,241,036
First Citizens BancShares Inc./NC, Class A	1,274	964,010
First Horizon Corp.	51,060	1,141,702
First Republic Bank/CA	17,179	2,795,195
Huntington Bancshares Inc./OH	137,924	1,833,010
KeyCorp	88,993	1,628,572
M&T Bank Corp.	17,166	3,046,107
Regions Financial Corp.	89,513	1,895,885
Signature Bank/New York NY	6,006	1,114,533
SVB Financial Group(a)	5,635	2,274,004
Webster Financial Corp.	16,997	789,511
Western Alliance Bancorp.	10,334	789,311
Zions Bancorp. NA	14,547	793,539
		26,481,960
Beverages — 0.4%
Brown-Forman Corp., Class A, NVS	5,330	385,892
Brown-Forman Corp., Class B	17,462	1,296,029
Molson Coors Beverage Co., Class B	18,009	1,076,038
		2,757,959
Biotechnology — 1.9%
Alnylam Pharmaceuticals Inc.(a)	11,530	1,637,721
Biogen Inc.(a)	14,011	3,013,206
Security	Shares	Value

Biotechnology (continued)
BioMarin Pharmaceutical Inc.(a)	17,656	$1,519,299
Exact Sciences Corp.(a)(b)	16,792	757,319
Horizon Therapeutics PLC(a)	22,024	1,827,331
Incyte Corp.(a)	17,969	1,395,832
Neurocrine Biosciences Inc.(a)	9,122	858,654
Seagen Inc.(a)	12,866	2,315,623
United Therapeutics Corp.(a)	4,323	998,915
		14,323,900
Building Products — 2.1%
A O Smith Corp.	12,483	789,799
Advanced Drainage Systems Inc.	5,457	647,200
Allegion PLC	8,380	885,766
Builders FirstSource Inc.(a)	16,488	1,121,184
Carlisle Companies Inc.	4,945	1,464,215
Carrier Global Corp.	81,154	3,289,172
Fortune Brands Home & Security Inc., NVS	12,484	869,885
Lennox International Inc.	3,188	763,622
Masco Corp.	22,518	1,247,047
Owens Corning	9,265	859,236
Trane Technologies PLC	22,375	3,288,901
Trex Co. Inc.(a)	10,877	701,784
		15,927,811
Capital Markets — 4.4%
Ameriprise Financial Inc.	10,504	2,835,240
Ares Management Corp., Class A	16,498	1,182,082
Bank of New York Mellon Corp. (The)	71,099	3,089,963
Carlyle Group Inc. (The)	13,462	523,806
Coinbase Global Inc., Class A(a)	3,150	198,324
FactSet Research Systems Inc.	3,637	1,562,746
Franklin Resources Inc.	26,764	734,672
Invesco Ltd.	32,444	575,557
Jefferies Financial Group Inc.	18,384	598,767
KKR & Co. Inc.	56,709	3,145,081
LPL Financial Holdings Inc.	7,632	1,602,109
MarketAxess Holdings Inc.	3,617	979,411
Morningstar Inc.	2,250	574,538
MSCI Inc.	7,761	3,735,680
Nasdaq Inc.	11,048	1,998,583
Northern Trust Corp.	19,962	1,991,808
Raymond James Financial Inc.	18,632	1,834,693
SEI Investments Co.	10,033	555,427
State Street Corp.	35,147	2,496,843
T Rowe Price Group Inc.	21,756	2,686,213
Tradeweb Markets Inc., Class A	10,266	723,958
		33,625,501
Chemicals — 3.0%
Albemarle Corp.	11,210	2,738,715
Celanese Corp.	10,337	1,214,701
CF Industries Holdings Inc.	19,988	1,908,654
DuPont de Nemours Inc.	48,589	2,975,104
Eastman Chemical Co.	12,332	1,183,009
FMC Corp.	12,077	1,341,755
International Flavors & Fragrances Inc.	24,382	3,024,587
LyondellBasell Industries NV, Class A	24,781	2,208,483
Mosaic Co. (The)	34,687	1,826,617
Olin Corp.	13,376	699,164
PPG Industries Inc.	22,597	2,921,566
RPM International Inc.	12,406	1,121,502

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Westlake Corp.(b)	3,234	$314,798
		23,478,655
Commercial Services & Supplies — 0.5%
Copart Inc.(a)	20,466	2,621,695
Rollins Inc.	21,693	836,699
Tetra Tech Inc.	5,124	785,355
		4,243,749
Communications Equipment — 1.2%
Arista Networks Inc.(a)	21,552	2,513,610
Ciena Corp.(a)	14,519	749,180
F5 Inc.(a)	5,789	968,847
Juniper Networks Inc.	30,888	865,791
Motorola Solutions Inc.	16,000	3,817,440
		8,914,868
Construction & Engineering — 0.5%
AECOM	13,540	974,880
Quanta Services Inc.	13,774	1,910,867
WillScot Mobile Mini Holdings Corp.(a)	21,237	819,961
		3,705,708
Construction Materials — 0.5%
Martin Marietta Materials Inc.	5,975	2,103,678
Vulcan Materials Co.	12,732	2,104,982
		4,208,660
Consumer Finance — 0.7%
Ally Financial Inc.	30,831	1,019,581
Credit Acceptance Corp.(a)(b)	715	411,776
Discover Financial Services	26,889	2,715,789
Synchrony Financial	48,101	1,610,421
		5,757,567
Containers & Packaging — 1.7%
Amcor PLC	143,776	1,861,899
AptarGroup Inc.	6,303	679,211
Avery Dennison Corp.	7,836	1,492,445
Ball Corp.	30,627	2,248,634
Berry Global Group Inc.(a)	12,436	716,935
Crown Holdings Inc.	11,733	1,193,012
International Paper Co.	35,372	1,512,861
Packaging Corp. of America	8,943	1,257,475
Sealed Air Corp.	14,036	857,880
Westrock Co.	24,323	1,030,322
		12,850,674
Distributors — 0.6%
Genuine Parts Co.	13,546	2,070,777
LKQ Corp.	24,834	1,361,897
Pool Corp.	3,846	1,375,714
		4,808,388
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions Inc.(a)	5,677	531,765
Service Corp. International	15,149	1,127,994
		1,659,759
Diversified Financial Services — 0.5%
Apollo Global Management Inc.	35,775	2,042,753
Equitable Holdings Inc.	33,817	961,417
Voya Financial Inc.	9,751	586,620
		3,590,790
Diversified Telecommunication Services — 0.1%
Lumen Technologies Inc.	89,390	973,457
Security	Shares	Value

Electric Utilities — 3.3%
Alliant Energy Corp.	24,063	$1,466,159
Avangrid Inc.	6,646	323,860
Constellation Energy Corp.	31,297	2,068,732
Edison International	36,497	2,473,402
Entergy Corp.	19,477	2,242,387
Evergy Inc.	22,015	1,502,744
Eversource Energy	33,001	2,911,348
FirstEnergy Corp.	54,680	2,247,348
NRG Energy Inc.	22,646	854,886
OGE Energy Corp.	19,107	784,915
PG&E Corp.(a)(b)	144,157	1,565,545
Pinnacle West Capital Corp.	10,791	792,815
PPL Corp.	70,499	2,050,111
Xcel Energy Inc.	52,107	3,813,190
		25,097,442
Electrical Equipment — 1.4%
AMETEK Inc.	22,103	2,729,721
Generac Holdings Inc.(a)	6,092	1,634,484
Hubbell Inc.	5,121	1,121,601
Plug Power Inc.(a)(b)	49,656	1,059,659
Regal Rexnord Corp.	6,418	861,937
Rockwell Automation Inc.	11,132	2,841,777
Sensata Technologies Holding PLC	15,040	668,829
		10,918,008
Electronic Equipment, Instruments & Components — 2.2%
Arrow Electronics Inc.(a)	6,302	807,727
CDW Corp./DE	12,945	2,349,906
Cognex Corp.	16,697	851,213
Corning Inc.	72,768	2,674,952
Flex Ltd.(a)(b)	44,548	748,406
Jabil Inc.	13,580	805,837
Keysight Technologies Inc.(a)	17,410	2,830,866
TD SYNNEX Corp.	3,944	396,057
Teledyne Technologies Inc.(a)	4,471	1,749,949
Trimble Inc.(a)	23,960	1,663,543
Zebra Technologies Corp., Class A(a)(b)	5,024	1,797,035
		16,675,491
Energy Equipment & Services — 0.6%
Baker Hughes Co.	89,503	2,299,332
Halliburton Co.	86,300	2,528,590
		4,827,922
Entertainment — 1.3%
AMC Entertainment Holdings Inc., Class A(a)(b)	49,324	718,157
Electronic Arts Inc.	26,904	3,530,612
Liberty Media Corp.-Liberty Formula One, Class A(a)	2,078	128,815
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	19,592	1,327,750
Live Nation Entertainment Inc.(a)(b)	13,153	1,236,251
Playtika Holding Corp.(a)	9,728	119,363
Roku Inc.(a)(b)	11,438	749,418
Take-Two Interactive Software Inc.(a)	15,143	2,009,930
		9,820,296
Equity Real Estate Investment Trusts (REITs) — 8.7%
Alexandria Real Estate Equities Inc.	14,228	2,358,718
American Campus Communities Inc.	13,312	869,540
American Homes 4 Rent, Class A	28,258	1,070,413
Americold Realty Trust Inc.	25,699	841,642
Apartment Income REIT Corp.	15,044	682,095
AvalonBay Communities Inc.	13,381	2,862,731
Boston Properties Inc.(b)	13,610	1,240,688

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Brixmor Property Group Inc.	28,587	$662,647
Camden Property Trust	10,219	1,441,901
CubeSmart	21,420	982,535
Duke Realty Corp.	36,821	2,303,522
EastGroup Properties Inc.	3,978	678,408
Equity LifeStyle Properties Inc.	16,510	1,213,815
Equity Residential	32,757	2,567,821
Essex Property Trust Inc.	6,235	1,786,515
Extra Space Storage Inc.	12,858	2,436,848
Federal Realty Investment Trust	6,822	720,471
Gaming and Leisure Properties Inc.	22,462	1,167,799
Healthpeak Properties Inc.	51,506	1,423,111
Host Hotels & Resorts Inc.(b)	68,217	1,214,945
Invitation Homes Inc.	58,453	2,281,421
Iron Mountain Inc.	27,876	1,351,707
Kilroy Realty Corp.	10,091	546,730
Kimco Realty Corp.	58,981	1,304,070
Lamar Advertising Co., Class A	8,331	841,931
Life Storage Inc.	8,052	1,013,666
Medical Properties Trust Inc.	57,272	987,369
Mid-America Apartment Communities Inc.	11,058	2,053,802
National Retail Properties Inc.	16,843	801,895
Realty Income Corp.	57,555	4,258,495
Regency Centers Corp.	14,805	953,886
Rexford Industrial Realty Inc.	15,749	1,030,142
SBA Communications Corp.	10,305	3,460,316
STORE Capital Corp.	24,099	699,353
Sun Communities Inc.	11,651	1,910,298
UDR Inc.	28,721	1,390,096
Ventas Inc.	38,286	2,059,021
VICI Properties Inc.(b)	92,145	3,150,438
Vornado Realty Trust	15,302	465,028
Welltower Inc.	43,431	3,749,833
Weyerhaeuser Co.	71,263	2,588,272
WP Carey Inc.	18,409	1,643,924
		67,067,858
Food & Staples Retailing — 1.1%
Albertsons Companies Inc., Class A	10,172	273,118
BJ’s Wholesale Club Holdings Inc.(a)	12,875	871,637
Kroger Co. (The)	62,765	2,914,807
Performance Food Group Co.(a)	14,793	735,360
U.S. Foods Holding Corp.(a)	21,377	673,376
Walgreens Boots Alliance Inc.	68,594	2,717,694
		8,185,992
Food Products — 2.4%
Bunge Ltd.	14,556	1,343,956
Campbell Soup Co.	19,292	952,060
Conagra Brands Inc.	45,798	1,566,750
Darling Ingredients Inc.(a)	15,476	1,072,177
Hershey Co. (The)	13,967	3,183,917
Hormel Foods Corp.	27,047	1,334,499
JM Smucker Co. (The)	10,408	1,377,187
Kellogg Co.	24,287	1,795,295
Lamb Weston Holdings Inc.	13,858	1,103,928
McCormick & Co. Inc./MD, NVS	23,965	2,093,343
Tyson Foods Inc., Class A	27,907	2,456,095
		18,279,207
Gas Utilities — 0.3%
Atmos Energy Corp.	13,333	1,618,493
Security	Shares	Value

Gas Utilities (continued)
UGI Corp.	20,048	$865,272
		2,483,765
Health Care Equipment & Supplies — 3.2%
Abiomed Inc.(a)	4,359	1,277,230
Align Technology Inc.(a)	6,995	1,965,385
Baxter International Inc.	48,173	2,825,828
Cooper Companies Inc. (The)	4,729	1,546,383
DENTSPLY SIRONA Inc.(b)	20,562	743,522
Hologic Inc.(a)(b)	23,858	1,702,984
IDEXX Laboratories Inc.(a)	8,038	3,208,609
Insulet Corp.(a)	6,652	1,648,366
Novocure Ltd.(a)	8,584	583,626
ResMed Inc.	13,996	3,366,318
STERIS PLC	9,591	2,164,209
Teleflex Inc.	4,476	1,076,299
Zimmer Biomet Holdings Inc.	20,069	2,215,417
		24,324,176
Health Care Providers & Services — 1.7%
agilon health Inc.(a)	4,857	121,571
AmerisourceBergen Corp.	14,441	2,107,375
Cardinal Health Inc.	26,133	1,556,482
Chemed Corp.	1,429	687,478
DaVita Inc.(a)	5,778	486,277
Henry Schein Inc.(a)	13,227	1,042,684
Laboratory Corp. of America Holdings	8,869	2,325,363
Molina Healthcare Inc.(a)	5,602	1,835,887
Quest Diagnostics Inc.	11,248	1,536,139
Tenet Healthcare Corp.(a)	10,281	679,780
Universal Health Services Inc., Class B(b)	6,407	720,595
		13,099,631
Health Care Technology — 0.4%
Veeva Systems Inc., Class A(a)	13,381	2,991,724

Hotels, Restaurants & Leisure — 2.2%
Aramark	24,556	820,170
Caesars Entertainment Inc.(a)	20,493	936,325
Carnival Corp.(a)(b)	93,364	845,878
Choice Hotels International Inc.	3,140	379,532
Churchill Downs Inc.	3,289	690,032
Darden Restaurants Inc.	11,965	1,489,523
Domino’s Pizza Inc.	3,444	1,350,427
Expedia Group Inc.(a)	14,538	1,541,755
Las Vegas Sands Corp.(a)(b)	32,816	1,236,835
MGM Resorts International	34,004	1,112,951
Norwegian Cruise Line Holdings Ltd.(a)(b)	40,301	489,657
Royal Caribbean Cruises Ltd.(a)(b)	21,413	828,897
Vail Resorts Inc.	3,870	917,693
Wyndham Hotels & Resorts Inc.	8,790	610,114
Wynn Resorts Ltd.(a)	10,116	642,164
Yum! Brands Inc.	27,282	3,343,136
		17,235,089
Household Durables — 1.4%
DR Horton Inc.	30,648	2,391,463
Garmin Ltd.	14,634	1,428,571
Lennar Corp., Class A(b)	24,739	2,102,815
Lennar Corp., Class B	1,500	101,820
Mohawk Industries Inc.(a)	4,912	631,094
Newell Brands Inc.	35,123	709,836
NVR Inc.(a)	297	1,304,751

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
PulteGroup Inc.	22,679	$989,258
Whirlpool Corp.	5,364	927,274
		10,586,882
Household Products — 0.5%
Church & Dwight Co. Inc.	23,250	2,045,302
Clorox Co. (The)	11,746	1,666,053
		3,711,355
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	63,739	1,416,281
Vistra Corp.	41,212	1,065,330
		2,481,611
Insurance — 4.2%
Aflac Inc.	56,697	3,248,738
Alleghany Corp.(a)	1,284	1,075,324
Allstate Corp. (The)	26,308	3,077,247
American Financial Group Inc./OH	6,335	846,863
Arch Capital Group Ltd.	35,851	1,591,784
Arthur J Gallagher & Co.	20,097	3,597,162
Assurant Inc.	5,162	907,376
Brown & Brown Inc.	22,360	1,455,636
Cincinnati Financial Corp.	14,234	1,385,538
CNA Financial Corp.	2,589	109,825
Erie Indemnity Co., Class A, NVS	2,375	482,980
Everest Re Group Ltd.	3,764	983,721
Fidelity National Financial Inc.	26,894	1,074,684
Globe Life Inc.	8,657	872,020
Hartford Financial Services Group Inc. (The)	31,493	2,030,354
Lincoln National Corp.	15,426	791,971
Loews Corp.	18,623	1,084,790
Markel Corp.(a)	1,298	1,683,688
Old Republic International Corp.	27,364	636,760
Principal Financial Group Inc.	22,428	1,501,330
Reinsurance Group of America Inc.	6,426	744,002
W R Berkley Corp.	20,098	1,256,728
Willis Towers Watson PLC	10,640	2,201,842
		32,640,363
Interactive Media & Services — 0.6%
IAC/InterActiveCorp.(a)	8,026	549,781
Match Group Inc.(a)	27,356	2,005,468
Pinterest Inc., Class A(a)	54,848	1,068,439
ZoomInfo Technologies Inc.(a)	28,922	1,095,855
		4,719,543
Internet & Direct Marketing Retail — 0.6%
DoorDash Inc., Class A(a)	15,930	1,111,117
eBay Inc.	53,592	2,606,179
Etsy Inc.(a)	12,132	1,258,331
		4,975,627
IT Services — 2.9%
Akamai Technologies Inc.(a)	15,376	1,479,479
Broadridge Financial Solutions Inc.	11,188	1,796,234
Cloudflare Inc., Class A(a)	26,844	1,350,790
Concentrix Corp.	4,120	551,091
DXC Technology Co.(a)	23,413	739,851
EPAM Systems Inc.(a)	5,477	1,912,842
FleetCor Technologies Inc.(a)	7,381	1,624,484
Gartner Inc.(a)	7,716	2,048,444
Genpact Ltd.	16,352	786,204
GoDaddy Inc., Class A(a)	15,437	1,145,117
Security	Shares	Value

IT Services (continued)
Jack Henry & Associates Inc.	6,954	$1,444,833
MongoDB Inc. (a)	6,475	2,023,243
Okta Inc.(a)	14,387	1,416,400
SS&C Technologies Holdings Inc.	21,155	1,251,741
Twilio Inc., Class A(a)	16,402	1,390,890
VeriSign Inc.(a)	9,096	1,720,599
		22,682,242
Leisure Products — 0.2%
Hasbro Inc.	12,510	984,787
Mattel Inc.(a)	33,655	780,796
		1,765,583
Life Sciences Tools & Services — 2.7%
Agilent Technologies Inc.	28,712	3,850,279
Avantor Inc.(a)	58,478	1,697,032
Bio-Rad Laboratories Inc., Class A(a)	2,066	1,163,695
Bio-Techne Corp.	3,746	1,443,259
Bruker Corp.	9,618	659,314
Charles River Laboratories International Inc.(a)	4,849	1,214,868
Mettler-Toledo International Inc.(a)	2,172	2,931,614
PerkinElmer Inc.	12,090	1,851,825
Repligen Corp.(a)	4,922	1,050,158
Syneos Health Inc.(a)	9,843	778,975
Waters Corp.(a)	5,772	2,101,181
West Pharmaceutical Services Inc.	7,095	2,437,558
		21,179,758
Machinery — 4.2%
AGCO Corp.	5,867	639,034
Cummins Inc.	13,491	2,985,693
Dover Corp.	13,818	1,847,190
Fortive Corp.	34,337	2,213,020
Graco Inc.	16,249	1,091,283
IDEX Corp.	7,262	1,515,943
Ingersoll Rand Inc.	38,835	1,933,983
Lincoln Electric Holdings Inc.	5,574	788,387
Middleby Corp. (The)(a)	5,191	751,086
Nordson Corp.	5,171	1,194,449
Otis Worldwide Corp.	40,449	3,161,898
PACCAR Inc.	33,266	3,044,504
Parker-Hannifin Corp.	12,281	3,550,314
Pentair PLC	15,787	771,826
Snap-on Inc.	5,110	1,144,896
Stanley Black & Decker Inc.	14,408	1,402,331
Toro Co. (The)	10,058	864,887
Westinghouse Air Brake Technologies Corp.	17,432	1,629,369
Xylem Inc./NY	17,229	1,585,585
		32,115,678
Media — 1.3%
Cable One Inc.	469	645,663
DISH Network Corp., Class A(a)	23,930	415,664
Fox Corp., Class A, NVS(b)	29,746	984,890
Fox Corp., Class B	13,833	427,440
Interpublic Group of Companies Inc. (The)	37,662	1,124,964
Liberty Broadband Corp., Class A, NVS(a)	2,002	216,076
Liberty Broadband Corp., Class C (a)	12,482	1,359,664
Liberty Media Corp.-Liberty SiriusXM, Class A, NVS(a)(b)	7,696	306,686
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	15,003	597,419
News Corp., Class A, NVS	37,198	637,574
News Corp., Class B	11,716	202,452
Omnicom Group Inc.	19,741	1,378,711

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Paramount Global, Class A, NVS	773	$20,902
Paramount Global, Class B, NVS	58,064	1,373,214
Sirius XM Holdings Inc.(b)	86,999	581,153
		10,272,472
Metals & Mining — 0.7%
Alcoa Corp.	17,603	895,817
Cleveland-Cliffs Inc.(a)(b)	45,573	807,098
Reliance Steel & Aluminum Co.	5,935	1,129,134
Royal Gold Inc.	6,264	656,279
Steel Dynamics Inc.	17,108	1,332,371
U.S. Steel Corp.	24,874	588,270
		5,408,969
Mortgage Real Estate Investment — 0.1%
Annaly Capital Management Inc.	148,980	1,024,982

Multi-Utilities — 2.5%
Ameren Corp.	24,729	2,302,764
CenterPoint Energy Inc.	60,324	1,911,668
CMS Energy Corp.	27,689	1,903,065
Consolidated Edison Inc.	33,895	3,364,757
DTE Energy Co.	18,549	2,416,935
NiSource Inc.	38,728	1,177,331
Public Service Enterprise Group Inc.	47,765	3,136,727
WEC Energy Group Inc.	30,179	3,132,882
		19,346,129
Multiline Retail — 0.6%
Dollar Tree Inc.(a)	21,536	3,561,193
Kohl’s Corp.	12,272	357,606
Macy’s Inc.	27,187	479,851
		4,398,650
Oil, Gas & Consumable Fuels — 4.7%
Antero Resources Corp.(a)	27,017	1,070,954
APA Corp.	32,280	1,199,848
Cheniere Energy Inc.	22,612	3,382,303
Chesapeake Energy Corp.	10,810	1,017,978
Continental Resources Inc./OK	5,577	384,200
Coterra Energy Inc.	77,056	2,357,143
Devon Energy Corp.	58,722	3,690,678
Diamondback Energy Inc.	15,979	2,045,632
EQT Corp.	28,214	1,242,262
Hess Corp.	26,507	2,981,242
Kinder Morgan Inc.	186,559	3,356,196
Marathon Oil Corp.	67,841	1,682,457
New Fortress Energy Inc.	3,962	194,019
ONEOK Inc.	42,754	2,554,124
Ovintiv Inc.	24,733	1,263,609
Phillips 66	46,027	4,096,403
Southwestern Energy Co.(a)	106,525	752,066
Targa Resources Corp.	21,817	1,507,773
Texas Pacific Land Corp.	591	1,083,805
		35,862,692
Personal Products — 0.0%
Olaplex Holdings Inc.(a)(b)	6,754	116,169

Pharmaceuticals — 0.9%
Catalent Inc.(a)	17,171	1,942,040
Elanco Animal Health Inc.(a)	45,299	917,758
Jazz Pharmaceuticals PLC(a)	5,948	928,245
Organon & Co.	24,207	767,846
Security	Shares	Value

Pharmaceuticals (continued)
Royalty Pharma PLC, Class A	34,658	$1,507,277
Viatris Inc.	115,702	1,121,152
		7,184,318
Professional Services — 2.1%
Booz Allen Hamilton Holding Corp.	12,718	1,220,674
Clarivate PLC(a)(b)	37,228	539,434
CoStar Group Inc.(a)(b)	37,936	2,753,774
Dun & Bradstreet Holdings Inc.(a)(b)	14,812	233,437
Equifax Inc.	11,714	2,447,172
Jacobs Engineering Group Inc.	12,275	1,685,357
Leidos Holdings Inc.	13,043	1,395,601
Nielsen Holdings PLC	34,328	822,156
Robert Half International Inc.	10,547	834,689
TransUnion	18,362	1,454,821
Verisk Analytics Inc.(b)	15,112	2,875,058
		16,262,173
Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A(a)	31,293	2,679,307
Jones Lang LaSalle Inc.(a)	4,663	889,094
Zillow Group Inc., Class A, NVS(a)	3,473	121,555
Zillow Group Inc., Class C (a)(b)	15,847	552,743
		4,242,699
Road & Rail — 0.9%
AMERCO	943	506,467
Avis Budget Group Inc.(a)	3,272	595,602
Hertz Global Holdings Inc.(a)(b)	4,720	101,102
JB Hunt Transport Services Inc.	8,000	1,466,160
Knight-Swift Transportation Holdings Inc.	15,756	865,792
Lyft Inc., Class A(a)	28,827	399,542
Old Dominion Freight Line Inc.	8,793	2,668,764
		6,603,429
Semiconductors & Semiconductor Equipment — 2.9%
Enphase Energy Inc.(a)	12,923	3,672,458
Entegris Inc.	14,231	1,563,987
First Solar Inc.(a)	9,521	944,198
Lattice Semiconductor Corp.(a)	13,133	807,679
Microchip Technology Inc.	53,192	3,662,801
Monolithic Power Systems Inc.	4,202	1,952,753
ON Semiconductor Corp.(a)(b)	41,605	2,778,382
Qorvo Inc.(a)	10,375	1,079,726
Skyworks Solutions Inc.	15,358	1,672,179
SolarEdge Technologies Inc.(a)	5,286	1,903,647
Teradyne Inc.	15,366	1,550,276
Wolfspeed Inc.(a)(b)	11,799	982,857
		22,570,943
Software — 4.6%
Ansys Inc.(a)	8,332	2,324,545
AppLovin Corp., Class A(a)(b)	3,559	126,487
Aspen Technology Inc.(a)	2,677	546,349
Avalara Inc.(a)(b)	8,385	733,017
Bentley Systems Inc., Class B(b)	17,907	709,117
Bill.com Holdings Inc.(a)(b)	8,856	1,196,268
Black Knight Inc.(a)	14,994	984,806
Ceridian HCM Holding Inc.(a)	13,111	718,089
Citrix Systems Inc.	11,903	1,207,083
Datadog Inc., Class A(a)	24,657	2,515,261
DocuSign Inc.(a)	19,078	1,220,610
Dynatrace Inc.(a)	18,882	710,530
Elastic NV(a)	6,994	558,751

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Fair Isaac Corp.(a)	2,475	$1,143,524
Five9 Inc.(a)	6,638	717,701
Guidewire Software Inc.(a)(b)	8,003	621,993
HubSpot Inc.(a)	4,354	1,341,032
Manhattan Associates Inc.(a)	6,034	848,803
NortonLifeLock Inc.	55,532	1,362,200
Palantir Technologies Inc., Class A(a)	156,835	1,623,242
Paycom Software Inc.(a)	4,596	1,518,932
Paylocity Holding Corp.(a)	3,798	782,122
PTC Inc.(a)	10,048	1,239,722
RingCentral Inc., Class A(a)	8,107	401,215
Splunk Inc.(a)	15,359	1,595,954
Trade Desk Inc. (The), Class A(a)	42,346	1,905,570
Tyler Technologies Inc.(a)	3,981	1,588,419
UiPath Inc., Class A(a)	26,479	485,360
Unity Software Inc.(a)(b)	15,820	591,510
Zendesk Inc.(a)	11,695	882,037
Zoom Video Communications Inc., Class A(a)	21,749	2,258,851
Zscaler Inc.(a)	7,675	1,190,086
		35,649,186
Specialty Retail — 2.8%
Advance Auto Parts Inc.	5,830	1,128,805
AutoNation Inc.(a)	3,396	403,241
AutoZone Inc.(a)	1,899	4,058,904
Bath & Body Works Inc.	22,761	808,926
Best Buy Co. Inc.	19,423	1,495,377
Burlington Stores Inc.(a)(b)	6,341	894,905
CarMax Inc.(a)	15,357	1,528,636
Five Below Inc.(a)	5,332	677,537
Floor & Decor Holdings Inc., Class A(a)(b)	10,113	814,804
GameStop Corp., Class A(a)(b)	23,628	803,588
Lithia Motors Inc.	2,761	732,438
Penske Automotive Group Inc.	2,825	323,434
RH(a)	1,678	468,884
Ross Stores Inc.	33,632	2,732,936
Tractor Supply Co.	10,715	2,051,708
Ulta Beauty, Inc.(a)	5,002	1,945,328
Williams-Sonoma Inc.	6,684	965,303
		21,834,754
Technology Hardware, Storage & Peripherals — 1.5%
Dell Technologies Inc., Class C	26,324	1,186,160
Hewlett Packard Enterprise Co.	124,589	1,774,147
HP Inc.	100,775	3,364,877
NetApp Inc.	21,346	1,522,610
Pure Storage Inc., Class A(a)	26,779	759,185
Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC	18,963	$1,516,661
Western Digital Corp.(a)	30,041	1,475,013
		11,598,653
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.(a)	14,180	690,282
Deckers Outdoor Corp.(a)	2,600	814,346
Tapestry Inc.	24,031	808,163
VF Corp.	30,958	1,383,203
		3,695,994
Trading Companies & Distributors — 1.1%
Fastenal Co.	55,075	2,828,652
United Rentals Inc.(a)	6,858	2,212,871
Watsco Inc.	3,165	867,052
WW Grainger Inc.	4,100	2,228,473
		8,137,048
Water Utilities — 0.5%
American Water Works Co. Inc.	17,397	2,704,190
Essential Utilities Inc.	21,974	1,141,329
		3,845,519
Total Long-Term Investments — 99.7%
(Cost: $729,054,445)		768,380,489

Short-Term Securities

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(c)(d)(e)	35,410,527	35,406,986
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(c)(d)	1,920,000	1,920,000

Total Short-Term Securities — 4.8%
(Cost: $37,320,588)		37,326,986

Total Investments in Securities — 104.5%
(Cost: $766,375,033)		805,707,475

Liabilities in Excess of Other Assets — (4.5)%		(34,787,953)

Net Assets — 100.0%		$770,919,522

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$36,799,614	$—		$(1,390,301	)(a)	$(698)	$(1,629)	$35,406,986	35,410,527	$73,694	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,172,000	748,000	(a)	—		—	—	1,920,000	1,920,000	3,908		—
						$(698)	$(1,629)	$37,326,986		$77,602		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	4	09/16/22	$827	$70,320
S&P Mid 400 E-Mini Index	6	09/16/22	1,508	119,795
				$190,115

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$768,380,489	$—	$—	$768,380,489
Money Market Funds	37,326,986	—	—	37,326,986
	$805,707,475	$—	$—	$805,707,475
Derivative financial instruments(a)
Assets
Futures Contracts	$190,115	$—	$—	$190,115

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust